Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details)	Dec. 31, 2024
Computers and electronic equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office furniture and equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Production lines, industrial fixtures, equipment and tooling [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Vehicles [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	6 years 3 months
Minimum [Member] | Laboratory equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	14 years
Minimum [Member] | Office furniture and equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Production lines, industrial fixtures, equipment and tooling [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Demonstration equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Maximum [Member] | Laboratory equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Maximum [Member] | Office furniture and equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	17 years
Maximum [Member] | Production lines, industrial fixtures, equipment and tooling [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Maximum [Member] | Demonstration equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	5 years